Schedule of investments
Delaware Healthcare Fund	December 31, 2023 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 98.37%♦
Biotechnology — 30.49%
ACADIA Pharmaceuticals †	87,648	$ 2,744,259
Alkermes †	300,000	8,322,000
Allogene Therapeutics †	146,779	471,161
Alnylam Pharmaceuticals †	41,000	7,847,810
Amarin ADR †	190,000	165,300
Ambrx Biopharma †	300,000	4,272,000
AnaptysBio †	93,732	2,007,739
Arcus Biosciences †	379,100	7,240,810
Atea Pharmaceuticals †	70,000	213,500
BioMarin Pharmaceutical †	110,000	10,606,200
BioNTech ADR †	18,000	1,899,720
Cellectis ADR †	226,875	698,775
Cogent Biosciences †	230,000	1,352,400
Coherus Biosciences †	650,000	2,164,500
Compugen †	1,000,000	1,980,000
Contra Surface Oncolog †	350,000	26,950
Day One Biopharmaceuticals †	110,000	1,606,000
Dynavax Technologies †	608,721	8,509,920
Exact Sciences †	91,353	6,758,295
Fortress Biotech †	6,666	20,065
Galmed Pharmaceuticals †	20,401	9,282
Incyte †	80,000	5,023,200
Intellia Therapeutics †	20,000	609,800
Karyopharm Therapeutics †	380,000	328,700
Landos Biopharma †	14,718	53,868
MacroGenics †	420,000	4,040,400
Madrigal Pharmaceuticals †	28,500	6,594,330
MEI Pharma	30,000	174,000
Mersana Therapeutics †	150,000	348,000
Mirati Therapeutics †	60,000	3,525,000
Moderna †	18,000	1,790,100
MorphoSys †	300,000	11,260,290
Mural Oncology †	30,000	177,600
Mustang Bio †	8,000	10,800
Myriad Genetics †	50,000	957,000
Nektar Therapeutics †	256,385	144,857
Neurocrine Biosciences †	80,000	10,540,800
NextCure †	150,000	171,000
ProQR Therapeutics †	620,000	1,227,600
Puma Biotechnology †	61,255	265,234
Regeneron Pharmaceuticals †	51,000	44,792,790
NQ- G4 [1223] 0224 (3377174)    1

Schedule of investments
Delaware Healthcare Fund   (Unaudited)
	Number of shares	Value (US $)
Common Stocks♦ (continued)
Biotechnology (continued)
REGENXBIO †	149,000	$ 2,674,550
Rigel Pharmaceuticals †	1,600,000	2,320,000
Rocket Pharmaceuticals †	58,000	1,738,260
Roivant Sciences †	338,181	3,797,773
Sangamo Therapeutics †	400,000	217,320
Sarepta Therapeutics †	13,000	1,253,590
Sio Gene Therapies †	64,171	23,743
Syndax Pharmaceuticals †	180,000	3,889,800
Tarsus Pharmaceuticals †	150,000	3,037,500
Theravance Biopharma †	208,783	2,346,721
Ultragenyx Pharmaceutical †	70,000	3,347,400
uniQure †	706,166	4,780,744
United Therapeutics †	50,000	10,994,500
Vertex Pharmaceuticals †	25,000	10,172,250
Viking Therapeutics †	330,100	6,143,161
Voyager Therapeutics †	5,700	48,108
WaVe Life Sciences †	81,955	413,873
Xencor †	129,191	2,742,725
XOMA †	3,466	64,121
Yumanity Therapeutics =, †	750,000	0
		220,958,194
Blue Chip Medical Products — 48.22%
AbbVie	160,000	24,795,200
Amgen	197,000	56,739,940
AstraZeneca	131,243	17,732,622
Biogen †	40,000	10,350,800
Boston Scientific †	380,000	21,967,800
Chugai Pharmaceutical	700,000	26,520,567
Eli Lilly & Co.	120,000	69,950,400
Euroapi †	8,695	55,001
Gilead Sciences	195,000	15,796,950
Merck & Co.	295,000	32,160,900
Organon & Co.	29,500	425,390
Pfizer	604,600	17,406,434
Roche Holding	80,000	23,256,644
Sanofi	115,000	11,395,414
Stryker	15,000	4,491,900
UCB	76,000	6,619,726
Zimmer Biomet Holdings	80,000	9,736,000
		349,401,688
2    NQ- G4 [1223] 0224 (3377174)

(Unaudited)
	Number of shares	Value (US $)
Common Stocks♦ (continued)
Healthcare Services — 11.28%
CVS Health	100,000	$ 7,896,000
Elevance Health	63,000	29,708,280
Quest Diagnostics	30,000	4,136,400
UnitedHealth Group	76,000	40,011,720
		81,752,400
Other — 1.55%
Cia de Minas Buenaventura ADR	66,353	1,011,220
Fannie Mae †	1,300,000	1,391,000
Federal Home Loan Mortgage †	1,050,000	892,500
Kenvue	186,600	4,017,498
Sohu.com ADR †	390,722	3,879,869
		11,192,087
Small- / Mid-Cap Medical Products — 6.83%
Halozyme Therapeutics †	220,000	8,131,200
Illumina †	100,000	13,924,000
InnoCare Pharma 144A #, †	17,000	15,000
Intra-Cellular Therapies †	110,000	7,878,200
Perrigo	210,000	6,757,800
Viatris	1,170,018	12,671,295
Zimvie †	8,000	142,000
		49,519,495
Total Common Stocks (cost $531,786,577)		712,823,864

Rights — 0.00%
Ambit Bioscience =	76,500	0
Total Rights (cost $0)		0

Short-Term Investments — 1.56%
Money Market Mutual Funds — 1.56%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.26%)	2,819,071	2,819,071
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.25%)	2,819,071	2,819,071
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.37%)	2,819,071	2,819,071
NQ- G4 [1223] 0224 (3377174)    3

Schedule of investments
Delaware Healthcare Fund   (Unaudited)
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.27%)	2,819,071	$ 2,819,071
Total Short-Term Investments (cost $11,276,284)		11,276,284
Total Value of Securities—99.93% (cost $543,062,861)		724,100,148

Receivables and Other Assets Net of Liabilities—0.07%		529,729
Net Assets Applicable to 29,277,609 Shares Outstanding—100.00%		$724,629,877
♦	Narrow industries are utilized for compliance purposes for concentration whereas broad sectors are used for financial reporting.
†	Non-income producing security.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At December 31, 2023, the aggregate value of Rule 144A securities was $15,000, which represents 0.00% of the Fund's net assets.
Summary of abbreviations:
ADR – American Depositary Receipt
4    NQ- G4 [1223] 0224 (3377174)